RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	2 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended	18 Months Ended	20 Months Ended
	Aug. 20, 2013	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013
Related Party Transactions [Abstract]
Contributions from parent					$ 447,858		$ 492,858
Shares issued to Parent for aggregate consideration	1,500,000	100,000	50,000,000		10,000		50,010,000
Shares issued to Parent for aggregate consideration, Amount	70,198	100,000	20,000		70,198	70,198	70,198
Amount paid to creditor of parent							12,713
Payments to David Koos							4,610
Amount paid in expenses incurred by parent Company							$ 6,369